VCA-10

Schedule of Investments (unaudited)

as of March 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS
Aerospace & Defense — 1.7%
Northrop Grumman Corp.	4,025	$1,217,764
United Technologies Corp.	8,782	828,406

		2,046,170

Automobiles — 1.4%
Tesla, Inc.*	3,218	1,686,232

Banks — 7.7%
Bank of America Corp.	72,981	1,549,386
Citigroup, Inc.	33,799	1,423,614
JPMorgan Chase & Co.	36,880	3,320,306
PNC Financial Services Group, Inc. (The)	12,865	1,231,438
Truist Financial Corp.	41,933	1,293,214
Wells Fargo & Co.	15,080	432,796

		9,250,754

Beverages — 1.2%
PepsiCo, Inc.	11,827	1,420,423

Building Products — 0.9%
Johnson Controls International PLC	40,036	1,079,371

Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The)	9,539	1,474,634

Chemicals — 3.7%
Dow, Inc.	35,211	1,029,570
FMC Corp.	16,356	1,336,121
Linde PLC (United Kingdom)	11,661	2,017,353

		4,383,044

Communications Equipment — 0.5%
Cisco Systems, Inc.	15,271	600,303

Consumer Finance — 1.2%
Capital One Financial Corp.	12,086	609,376
SLM Corp.	120,914	869,372

		1,478,748

Containers & Packaging — 0.7%
Crown Holdings, Inc.*	14,486	840,767

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	57,998	1,690,642
Verizon Communications, Inc.	38,458	2,066,348

		3,756,990

Electric Utilities — 1.9%
American Electric Power Co., Inc.	28,424	2,273,352

Electrical Equipment — 0.6%
Emerson Electric Co.	15,054	717,323

Entertainment — 3.1%
Netflix, Inc.*	6,430	2,414,465
Walt Disney Co. (The)	12,881	1,244,305

		3,658,770

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	4,775	654,461
American Campus Communities, Inc.	23,244	645,021
American Tower Corp.	5,013	1,091,581
Boston Properties, Inc.	9,086	838,002

		3,229,065

Food & Staples Retailing — 1.7%
Walmart, Inc.	17,896	2,033,344

Food Products — 2.9%
Conagra Brands, Inc.	32,972	967,399
Danone SA (France), ADR	53,395	679,985
Mondelez International, Inc. (Class A Stock)	35,217	1,763,667

		3,411,051

Health Care Providers & Services — 1.9%
Cigna Corp.	6,249	1,107,198
Laboratory Corp. of America Holdings*	9,478	1,197,924

		2,305,122

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	6,244	1,032,445

Household Products — 2.7%
Procter & Gamble Co. (The)	20,687	2,275,570
Reckitt Benckiser Group PLC (United Kingdom)	11,951	911,346

		3,186,916

Insurance — 3.1%
Chubb Ltd. (Switzerland)	16,238	1,813,622
Marsh & McLennan Cos., Inc.	9,016	779,524
MetLife, Inc.	36,002	1,100,581

		3,693,727

Interactive Media & Services — 4.0%
Alphabet, Inc. (Class A Stock)*	3,151	3,661,304
Tencent Holdings Ltd. (China), ADR	21,844	1,072,322

		4,733,626

Internet & Direct Marketing Retail — 4.3%
Alibaba Group Holding Ltd. (China), ADR*	10,570	2,055,654
Amazon.com, Inc.*	1,600	3,119,552

		5,175,206

IT Services — 3.3%
Adyen NV (Netherlands), 144A*	2,452	2,084,071
Mastercard, Inc. (Class A Stock)	7,891	1,906,150

		3,990,221

Media — 1.1%
Comcast Corp. (Class A Stock)	37,451	1,287,565

Multi-Utilities — 2.2%
Ameren Corp.	21,890	1,594,248
Dominion Energy, Inc.	14,609	1,054,624

		2,648,872

Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	26,808	1,942,508
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	24,015	837,883
Suncor Energy, Inc. (Canada)	46,995	742,521
Williams Cos., Inc. (The)	41,720	590,338

		4,113,250

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,317	1,484,571

Pharmaceuticals — 9.4%
AstraZeneca PLC (United Kingdom), ADR	85,916	3,837,008
Bristol-Myers Squibb Co.	23,606	1,315,798
Eli Lilly & Co.	25,155	3,489,502
Merck & Co., Inc.	15,198	1,169,334
Pfizer, Inc.	45,576	1,487,601

		11,299,243

Road & Rail — 1.4%
Union Pacific Corp.	11,790	1,662,862

Semiconductors & Semiconductor Equipment — 5.0%
Broadcom, Inc.	5,528	1,310,689
NVIDIA Corp.	10,179	2,683,184
QUALCOMM, Inc.	14,018	948,318
Texas Instruments, Inc.	10,138	1,013,090

		5,955,281

Software — 8.2%
Adobe, Inc.*	6,723	2,139,528
Microsoft Corp.	31,079	4,901,469
salesforce.com, Inc.*	13,275	1,911,334
SAP SE (Germany), ADR	8,230	909,415

		9,861,746

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	4,598	429,086
Lowe’s Cos., Inc.	12,963	1,115,466
Ross Stores, Inc.	8,928	776,468

		2,321,020

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	13,978	3,554,466

Textiles,Apparel & Luxury Goods — 2.2%
Kering SA (France)	2,139	1,109,589
Lululemon Athletica, Inc. (Canada)*	7,694	1,458,398

		2,567,987

Trading Companies & Distributors — 0.8%
United Rentals, Inc.*	8,903	916,119

TOTAL COMMON STOCKS (cost $92,827,813)		115,130,586

SHORT-TERM INVESTMENT — 3.9%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $4,670,336)(a)	4,670,336	4,670,336

TOTAL INVESTMENTS — 100.1% (cost $97,498,149)		119,800,922
Liabilities in excess of other assets — (0.1)%		(73,642)

NET ASSETS — 100.0%		$119,727,280

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).